Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 136,303	$ 325,392	$ 340,447
Accounts receivable	166,795	222,358	279,824
Inventory	151,717	178,814	213,143
Prepaid expense	16,192	11,000	20,865
Insurance claim			300,000
Total Current Assets	471,007	737,564	1,154,279
Fixed Assets
Equipment net of depreciation	464,566	469,039	177,591
Total Fixed Assets	464,566	469,039	177,591
Other Assets
Deposits	135,000	135,000	221,000
Deferred tax assets	9,341	8,750	87,942
Total Other Assets	144,341	143,750	308,942
Total Assets	1,079,914	1,350,353	1,640,812
Current Liabilities
Accounts payable	163,880	171,081	250,074
Accrued interest	12,868	7,754	1,579
Accrued Salary	10,513	4,730
Payable- credit cards	1,220
Refundable deposits	102,969	107,574	120,613
Auto loan - current portion	4,672	4,672
Notes payable - current portion	75,199	75,199	7,941
Notes payable- line of credit	15,000
Notes payable to related party	125,496	108,000	18,000
Accrued expense			23,591
Current deferred tax liability		8,750	87,942
Lease payable			26,670
Total Current Liabilities	511,816	479,010	536,410
Long Term Liabilities
Auto loan- long term portion	3,083	5,419
Notes payable - long term portion	69,155	106,693
Convertible notes payable to related party	100,000	100,000	100,000
Deferred tax liability	9,341	8,750
Total Liabilities	693,395	699,872	636,410
Stockholders' Equity
Preferred Stock, authorized 10,000,000 shares, series A, $0.0001 par value,0 issued and outstanding as of June 30, 2016 and 0 issued and outstanding as of December 31, 2014 respectively
Common Stock, authorized 100,000,000 shares, $0.0001 par value, 4,558,463 issued and outstanding as of June 30, 2016 and 4,469,863 shares issued and outstanding as of December 31, 2015, respectively	456	447	488
Additional Paid in Capital	2,088,736	2,084,345	2,084,304
Accumulated Deficit	(1,702,673)	(1,434,311)	(1,080,390)
Total Stockholders' Equity	386,519	650,481	1,004,402
Total Liabilities and Stockholders' Equity	$ 1,079,914	$ 1,350,353	$ 1,640,812